Significant Accounting Policies - Schedule of Concentration of Revenue (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenues [Member] | Game C [Member] | Product Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	2.00%	14.00%